Federated Kaufmann Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED APRIL 30, 2015
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Fund, will continue to oversee the team consisting of portfolio managers and analysts.
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
May 20, 2015
Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452665 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Kaufmann Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2015
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Fund, will continue to oversee the team consisting of portfolio managers and analysts.
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” and under the heading “Portfolio Management Information” in the section entitled “Who Manages the Fund?,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
May 20, 2015
Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452664 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Kaufmann Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Fund, will continue to oversee the team consisting of portfolio managers and analysts.
Under the sub-heading “Investment Personnel Information” under the heading “Investment Adviser” in the section entitled “Who Manages and Provides Services to the Fund?,” please delete references to, and compensation and other information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
May 20, 2015

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452663 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.